MERGER AND REVERSE RECAPITALIZATION (Details) - USD ($)				12 Months Ended
	Dec. 06, 2022	Dec. 05, 2022	Aug. 26, 2022	Dec. 31, 2022	Jun. 29, 2022	Dec. 31, 2021	Apr. 30, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Merger Recapitalization - Preferred				$ 38,636,696
Merger Recapitalization - Common				(2,132)
Conversion of LAAA Founder Common Stock (in shares)	1,054,390
Earn-out liability				(22,070,000)
Assumption of SPAC Assets and Liabilities				$ 2,242,097
Exercise price of warrants				$ 11.50
Issuance of Warrants				1,991,503
Proceeds from Issuance of Convertible Notes				$ 27,452,121
Proceeds from SPAC Trust				$ 4,920,826
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Subordinated Loan and Security Agreement
Business Acquisition [Line Items]
Issuance of stock (in shares)			42,464
Debt Instrument, Face Amount			$ 2,547,879
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			296,456
First loan and security agreement with a lender
Business Acquisition [Line Items]
Debt Instrument, Face Amount								$ 3,800,000
Second loan and security agreement with a lender
Business Acquisition [Line Items]
Debt Instrument, Face Amount							$ 2,000,000
Convertible Bridge Loan Advance
Business Acquisition [Line Items]
Debt Instrument, Face Amount					$ 2,000,000
Senior Convertible Notes
Business Acquisition [Line Items]
Debt Instrument, Face Amount	$ 16,960,000		$ 16,960,000
Subordinated Convertible Notes
Business Acquisition [Line Items]
Issuance of stock (in shares)	290,244
Debt Instrument, Face Amount	$ 17,450,000
PIPE Equity
Business Acquisition [Line Items]
Issuance of stock (in shares)		1,025,000		1,830,133
LAAA - Public warrants (transfer)
Business Acquisition [Line Items]
Exercise price of warrants				$ 11.50
Private placement warrants
Business Acquisition [Line Items]
Warrants issued	196,256
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1
Exercise price of warrants	$ 11.50			$ 11.50
Common Stock
Business Acquisition [Line Items]
Merger Recapitalization - Common				$ (2,541)
Merger Recapitalization - Common (in shares)				(25,420,893)
Additional Paid-In Capital
Business Acquisition [Line Items]
Merger Recapitalization - Preferred				$ 38,635,975
Issuance of Common Stock - Lakeshore Public Stock Holders				(82)
Conversion of LAAA Founder Common Stock				(105)
Earn-out liability				(22,070,000)
Assumption of SPAC Assets and Liabilities				2,242,097
Series B redeemable convertible preferred stock | Preferred Stock
Business Acquisition [Line Items]
Merger Recapitalization - Preferred				$ (12,389,563)
Merger Recapitalization - Preferred (in shares)				(7,449,445)
Series A redeemable convertible preferred stock | Preferred Stock
Business Acquisition [Line Items]
Merger Recapitalization - Preferred				$ (26,245,000)
Merger Recapitalization - Preferred (in shares)				(45,271)
Class A common stock | Common Stock
Business Acquisition [Line Items]
Merger Recapitalization - Preferred				$ 721
Merger Recapitalization - Preferred (in shares)				7,208,865
Merger Recapitalization - Common				$ 408
Merger Recapitalization - Common (in shares)				4,084,418
Issuance of Common Stock - Lakeshore Public Stock Holders				$ 82
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)				820,722
Conversion of LAAA Founder Common Stock (in shares)				1,054,390
Conversion of LAAA Founder Common Stock				$ 105
Class A common stock | Common Stock | PIPE Equity
Business Acquisition [Line Items]
Issuance of stock (in shares)				1,830,133
Class A common stock | Common Stock | PIPE Debt SPA Shares
Business Acquisition [Line Items]
Issuance of stock (in shares)				326,713
Series C common stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001
PubCo Merger
Business Acquisition [Line Items]
Issuance of stock (in shares)	1,025,000
Lakeshore ("Lakeshore") Acquisition I Corp
Business Acquisition [Line Items]
Issuance of stock (in shares)				820,722
Shares entered into non-redemption agreements (in shares)	480,000
Stock Repurchased During Period, Shares	2,380,246
Stock Repurchased During Period, Value	$ 24,370,000			$ 24,400,000
Warrants issued	4,597,180			4,597,180
Proceeds from Issuance of Convertible Notes	$ 30,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	11,530,000			$ 11,530,000
Lakeshore ("Lakeshore") Acquisition I Corp | Private placement warrants
Business Acquisition [Line Items]
Exercise price of warrants				$ 11.50
PubCo Merger
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 113,000,000
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)				11,300,000
PubCo Merger | Lakeshore ("Lakeshore") Acquisition I Corp
Business Acquisition [Line Items]
Business Acquisition, Share Price	$ 10.238